Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Schedule of purchase commitments

		Less than One	Over One
	Total	Year	Year
	RMB	RMB	RMB
Purchase commitments	957	912	45
Capital commitments	834	586	248
Total	1,791	1,498	293

Schedule of Material impact of Contingencies on Group's results of operations

As of December 31,
2021
RMB
Labor arbitration with employees	833
Legal cases of dispute with students	498
Legal cases of dispute with agents	456
Other legal cases	5
1,792